Filed with the Securities and Exchange Commission on FEBRUARY 21, 1997

                            1933 Act File No. 2-88608

--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
              -----------------------------------------------------


                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                     BULL & BEAR MUNICIPAL INCOME FUND, INC.
                (FORMERLY BULL & BEAR MUNICIPAL SECURITIES, INC.)
               (Exact Name of Registrant as Specified in Charter)

                                11 Hanover Square
                            New York, New York 10005
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 212 785-0900

                                   Copies to:

WILLIAM J. MAYNARD                              R. DARRELL MOUNTS, ESQ.
Bull & Bear Advisers, Inc.                      Kirkpatrick & Lockhart LLP
11 Hanover Square                               1800 Massachusetts Avenue, N.W.
New York, New York 10005                        Washington, D.C.  20036-1800
(Name and Address of
 Agent for Service)


It is proposed that this filing will become effective:

 X immediately upon filing pursuant to paragraph (b) of rule 485 on [date] pursuant to paragraph (b) of rule 485
               60 days after filing pursuant to paragraph (a) of rule 485 on (specify  date) pursuant to paragraph (a)of rule 485



*THE REGISTRANT IS FILING THIS POST-EFFECTIVE AMENDMENT PURSUANT TO RULE 24f-2(a)(2) FOR THE SOLE PURPOSE OF TERMINATING ITS RULE 24F-2 ELECTION. THE NOTICE REQUIRED BY SUCH RULE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON FEBRUARY 20, 1997





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                     BULL & BEAR MUNICIPAL INCOME FUND, INC.

                       CONTENTS OF REGISTRATION STATEMENT


         This registration statement consists of the following papers and documents.

         Cover Sheet

         Part C - Other Information

         Signature Page





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Part C

                  Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                     BULL & BEAR MUNICIPAL INCOME FUND, INC.

                              CROSS REFERENCE SHEET


                           PART C -- OTHER INFORMATION


Item 24.               Financial Statements and Exhibits

(a)          Financial Statements in Part A of this Registration
             Statement:  Not Applicable.

             Financial Highlights
             Financial Statements included in Part B of this Registration Statement: Not Applicable.

(b)          Exhibits

             (1)       (a)          Articles of Incorporation. Incorporated
                                    herein by reference to corresponding Exhibit
                                    of the initial Registration Statement, SEC
                                    File No. 2-88608, filed December 28, 1983.
                       (b)          Articles of Amendment, filed with the
                                    Securities and Exchange  Commission on April
                                    15, 1996.
             (2) By-Laws. Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment
                       No. 19 to the Registration Statement, SEC File No. 2-88608, filed February 12, 1993.
             (3)       Voting trust agreement -- none
             (4)       Specimen security, filed with the Securities and
                       Exchange Commission on April 12, 1995.
             (5)       (a)          Investment advisory contract.  Incorporated
                                    herein by reference to corresponding Exhibit



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                    of Post-Effective Amendment No. 8 to the
                  Registration Statement, SEC File No. 2-88608,
                                    filed May 1, 1987.
                       (b)          Assignment agreement and consent.
                       Incorporated herein by reference to
                     corresponding Exhibit of Post-Effective
                      Amendment No. 19 to the Registration
                     Statement, SEC File No. 2-88608, filed
                               February 12, 1993.
             (6)       Underwriting agreement.  Incorporated herein by
                       reference to corresponding Exhibit of Post-Effective Amendment No. 21 to the Registration Statement, SEC
                       File No. 2-88608, filed April 15, 1994.
             (7)       Bonus, profit sharing or pension plans -- not
                       applicable
             (8)       (a)          Amended and Restated Custodian Agreement,
                     filed with the Securities and Exchange
                          Commission on April 15, 1996.
                       (b)        Depository Agreement.  Incorporated herein by
                   reference to corresponding Exhibit of Post-
                        Effective Amendment No. 19 to the
                  Registration Statement, SEC File No. 2-88608,
                            filed February 12, 1993.
             (9)       (a)          Transfer Agency Agreement. Incorporated
                                    herein by reference to corresponding Exhibit
                                    of Post-Effective Amendment 22 to the
                                   Registration Statement, SEC File No. 2-88608,
                                    filed April 12, 1995.
                       (b) Assignment Agreement. Incorporated herein by reference to corresponding Exhibit of Post-
                   Effective Amendment 22 to the Registration
                                    Statement, SEC File No. 2-88608, filed April
                                    12, 1995.
                       (c) Shareholder Services Agreement. Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 19 to the
                  Registration Statement, SEC File No. 2-88608,
                            filed February 12, 1993.
             (10)      (a)          Opinion of counsel. Incorporated herein by
                    reference to corresponding Exhibit of the
                                    initial Registration Statement, SEC File No.
                        2-88608, filed December 28, 1983.



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                       (b)          Opinion of counsel pursuant to Section
                                    24(e)(1)-- not applicable.
             (11)      Other  opinions,   appraisals,  rulings  and  consents  -
                       Accountants' consent, filed with the Securities and Exchange Commission on April 15, 1996.
             (12)      Financial statements omitted from Item 23 -- not
                       applicable
             (13)      Agreement for providing initial capital.
                       Incorporated herein by reference to corresponding
                       Exhibit of Post-Effective Amendment No. 8 to the Registration Statement, SEC File No. 2-88608, filed
                       May 1, 1987.
             (14)      Prototype retirement plans.  Incorporated by
                       reference from Post-Effective Amendment No. 44 to
                       the Registration Statement of Bull & Bear Funds II,
                       Inc., SEC File No. 2-57953, filed October 24, 1991.
             (15)      (a)          Plan pursuant to Rule 12b-1
                       (b) Related Agreement to Plan of Distribution pursuant to Rule 12b-1 between Investor
                     Service Center, Inc. and Hanover Direct
                     Advertising Company, Inc. Incorporated
                                    herein by reference to corresponding Exhibit
                    of Post-Effective Amendment No. 21 to the
                  Registration Statement, SEC File No. 2-88608,
                              filed April 15, 1994.
                       (c)          Broker services agreements.  Incorporated
                                    herein by reference to corresponding Exhibit
                    of Post-Effective Amendment No. 19 to the
                  Registration Statement, SEC File No. 2-88608,
                            filed February 12, 1993.
             (16)      Schedule for computation of performance quotations
                       (a)          Basic information.  Incorporated herein by
                   reference to corresponding Exhibit of Post-
                        Effective Amendment No. 21 to the
                  Registration Statement, SEC File No. 2-88608,
                              filed April 15, 1994.
             (17)      Financial Data Schedule -- not applicable.
             (18)      Plan pursuant to Rule 18f-3 -- not applicable.




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Item 25.               Persons Controlled by or under Common Control with
                       Registrant

                       Not applicable.

Item 26.               Number of Holders of Securities

                                                 Number of Record Holders
Title of Class                                   (as of November 7, 1996)
--------------                                   ------------------------
Shares of Common Stock, designated                      797
Bull & Bear Municipal Income Fund
$0.01 par value, number 50,000,000

Item 27.               Indemnification

             The Registrant is incorporated under Maryland law. Section 2-418 of the Maryland General Corporation Law requires the Registrant to indemnify its directors, officers and employees against expenses, including legal fees, in a successful defense of a civil or criminal proceeding. The law also permits indemnification of directors, officers, employees and agents unless it is proved that (a) the act or omission of the person was material and was committed in bad faith or was the result of active or deliberate dishonesty, (b) the person received an improper personal benefit in money, property or services or (c) in the case of a criminal action, the person had reasonable cause to believe that the act or omission was unlawful.

             The Registrant's Articles of Incorporation Article EIGHTH, paragraph (7) provide for indemnification against reasonable costs and expenses incurred in connection with any action, suit or proceeding to which the director or officer may be a party by reason of his being or having been a director or officer of the Corporation to the full extent permitted by the laws of the State of Maryland and the provisions of the By-Laws of the Registrant relating to indemnification.

             Section 11.01 of Article XI of the By-Laws sets forth the procedures by which the Registrant will indemnify its directors, officers, employees and agents. Section 11.02 of Article XI of the By-Laws further provides that the Registrant may purchase and maintain insurance or other sources of reimbursement to the extent permitted by law on behalf of any person who is or was a



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director  or officer of the  Registrant,  or is or was serving at the request of the Registrant as a director or officer of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in or arising out of his or her position.

             Paragraph 10 of the Investment Management Agreement between the Registrant and Bull & Bear Advisers, Inc. (the "Investment Manager") provides that the Investment Manager shall not be liable to the Registrant or its series or any shareholder of the Registrant or its series for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with any investment policy or the purchase, sale or retention of any security on the recommendation of the Investment Manager. However, the Investment Manager is not protected against any liability to the Registrant or to the series by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Investment Management Agreement.

             The Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation and By-Laws and the above-described contract in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question



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whether such  indemnification by it is against public policy as expressed in the
Act and will be governed by the final adjudication of such issue.

Item 28.               Business and other Connections of Investment Adviser

             The directors and officers of the Investment Manager are also directors and officers of other Funds managed by Midas Management Corporation and Rockwood Advisers, Inc., both of which are wholly owned subsidiaries of Bull & Bear Group, Inc. (the "Funds"). In addition, such officers are officers and directors of Bull & Bear Group, Inc. and its other subsidiaries; Service Center, the distributor of the Registrant and the Funds and a registered broker/dealer; and Bull & Bear Securities, Inc., a discount brokerage firm. Bull & Bear Group, Inc.'s predecessor was organized in 1976. In 1978, it acquired control of and subsequently merged with Investors Counsel, Inc., a registered investment adviser organized in 1959. The principal business of both companies since their founding has been to serve as investment manager to registered investment companies. Bull & Bear Advisers, Inc. serves as investment manager of Bull & Bear Dollar Reserves a series of shares issued by Bull & Bear Funds II, Inc.; Bull & Bear Global Income Fund, Inc.; Bull & Bear Municipal Income Fund, Inc.; Bull & Bear Gold Investors Ltd.; Bull & Bear U.S. and Overseas Fund, a series of Bull & Bear Funds I, Inc.; Bull & Bear Special Equities Fund, Inc., and Bull & Bear U.S. Government Securities Fund, Inc. Midas Management Corporation serves as investment manager of Midas Fund, Inc., and Rockwood Advisers, Inc. serves as investment adviser of The Rockwood Growth Fund, Inc.

Item 29.               Principal Underwriters

             a) In addition to the Registrant, Investor Service Center, Inc. ("Service Center") serves as principal underwriter of Bull & Bear Gold Investors Ltd., Bull & Bear Funds II, Inc., Bull & Bear Funds I, Inc., Midas Fund, Inc., Bull & Bear Special Equities Fund, Inc., and The Rockwood Growth Fund, Inc.

             b) Service Center serves as the Registrant's principal underwriter with respect to Bull & Bear Municipal Income Fund.
The directors and officers of Service Center, their principal business addresses, their positions and offices with Service



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Center and their  positions  and offices  with the  Registrant  (if any) are set forth below.


                       Position and Offices with
Name and Principal     Investor Service                 Position and Offices
Business Address       Center, Inc.                     with Registrant

Bassett S. Winmill     Director                       Chairman of the Board
11 Hanover Square
New York, NY 10005

Robert D. Anderson     Vice Chairman and Director     Vice Chairman and Director
11 Hanover Square
New York, NY 10005

Steven A. Landis       Senior Vice President          Senior Vice President
11 Hanover Square
New York, NY 10005

Mark C. Winmill        Chairman, Director and         Co-President and Chief
11 Hanover Square      Chief Financial Officer        Financial Officer
New York, NY 10005

Thomas B. Winmill      President, Director            Co-President and General
11 Hanover Square                                     Counsel
New York, NY 10005

William J. Maynard     Vice President and             Vice President and
11 Hanover Square      Secretary                      Secretary
New York, NY 10005

Kathleen B. Fliegauf   Vice President and             None
11 Hanover Square      Assistant Secretary
New York, NY 10005

Irene K. Kawczynski    Vice President                 None
11 Hanover Square
New York, NY 10005

Joseph Leung           Treasurer                      Treasurer
11 Hanover Square
New York, NY 10005


Item 30.               Location of Accounts and Records

             The minute books of Registrant and copies of its filings with the Commission are located at 11 Hanover Square, New York, NY 10005 (the offices of the Registrant and its Investment Manager). All other records required by
Section 31(a) of the Investment Company Act of 1940 are located at Investors Bank & Trust Company, 89 South Street, Boston, MA 02109 (the offices of



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Registrant's custodian) and at DST Systems, Inc., 1055 Broadway, Kansas City, MO
64105-1594 (the offices of the Registrant's transfer and dividend disbursing agent). Copies of certain of the records located at Investors Bank & Trust Company and DST Systems, Inc. are kept at 11 Hanover Square, New York, NY 10005 (the offices of its Registrant and its Investment Manager).

Item 31.               Management Services -- none

Item 32.               Undertakings -- none

                                   SIGNATURES

             Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City, County and State of New York on this 21st day of February, 1997.

                     BULL & BEAR MUNICIPAL INCOME FUND, INC.
                                    /s/ Thomas B. Winmill
                                    By: Thomas B. Winmill

             Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Mark C. Winmill                     Co-President and Co-Chief  February 21, 1997
---------------
Mark C. Winmill                     Executive Officer

Thomas B. Winmill                   Co-President and Co-Chief  February 21, 1997
-----------------
Thomas B. Winmill                   Executive Officer

Bassett S. Winmill                  Director, Chairman of the  February 21, 1997
------------------
Bassett S. Winmill                  Board of Directors

Joseph Leung                        Treasurer, Principal       February 21, 1997
Joseph Leung                        Accounting Officer

Robert D. Anderson                  Director                   February 21, 1997
Robert D. Anderson

Bruce B. Huber                      Director                   February 21, 1997
Bruce B. Huber

James E. Hunt                       Director                   February 21, 1997
James E. Hunt

Frederick A.                        Director                   February 21, 1997
 Parker, Jr.
Frederick A.
 Parker, Jr.
John B. Russell                     Director                   February 21, 1997
John B. Russell



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